Schedule of consolidated results (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Net revenues	R$ 47,912,039	R$ 30,064,020	R$ 25,436,417
Cost of sales and services	25,837,475	19,124,901	17,263,264
Cost of sales and services	(25,837,475)	(19,124,901)	(17,263,264)
Gross profit	22,074,564	10,939,119	8,173,153
General and administrative expenses			(2,853,870)
Equity in results of affiliated companies	219,508	124,324	125,715
Other operating (income) expenses, net	1,242,340	(2,787,562)	(1,903,081)
Operating result before Financial Income and Taxes	20,539,962	5,714,437	3,541,917
Revenue			13,949,032
Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Net revenues	23,233,830	12,886,213	10,950,701
Foreign Market [Member]
IfrsStatementLineItems [Line Items]
Net revenues	24,678,209	17,177,807	14,485,716
Asia [Member]
IfrsStatementLineItems [Line Items]
Net revenues	13,685,991	8,606,405	8,209,796
Latin America [Member]
IfrsStatementLineItems [Line Items]
Net revenues	355,912	328,895	169,036
Europe [Member]
IfrsStatementLineItems [Line Items]
Net revenues	8,360,694	7,315,862	5,336,861
Others [Member]
IfrsStatementLineItems [Line Items]
Net revenues		4,346	2,046
Steel [Member]
IfrsStatementLineItems [Line Items]
Net revenues	30,091,448	11,721,339	10,027,999
Cost of sales and services	(20,081,043)	(14,170,692)	(12,962,861)
Gross profit	10,010,405	2,432,203	986,171
General and administrative expenses	(1,158,748)	(922,862)	(834,977)
Other operating (income) expenses, net		(392,061)
Operating result before Financial Income and Taxes	8,446,639	1,117,280	(903,996)
Steel [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Net revenues	21,400,318	11,721,339	10,027,999
Steel [Member] | Foreign Market [Member]
IfrsStatementLineItems [Line Items]
Net revenues	8,691,130	4,881,556	3,921,033
Steel [Member] | North America [Member]
IfrsStatementLineItems [Line Items]
Net revenues	2,275,612	922,299	767,977
Other operating (income) expenses, net	(405,018)
Steel [Member] | Asia [Member]
IfrsStatementLineItems [Line Items]
Net revenues		2,980
Steel [Member] | Latin America [Member]
IfrsStatementLineItems [Line Items]
Net revenues	355,912	327,900	169,036
Steel [Member] | Europe [Member]
IfrsStatementLineItems [Line Items]
Net revenues	6,059,606	3,627,011	2,978,994
Steel [Member] | Others [Member]
IfrsStatementLineItems [Line Items]
Net revenues		4,346	2,046
Mining [Member]
IfrsStatementLineItems [Line Items]
Net revenues	18,043,386	12,683,231	10,027,649
Cost of sales and services	(7,705,835)	(5,531,763)	(4,396,247)
Gross profit	10,337,551	7,151,468	5,631,402
General and administrative expenses	(351,371)	(179,806)	(186,189)
Other operating (income) expenses, net	(287,744)	(665,881)
Operating result before Financial Income and Taxes	9,698,436	6,305,781	5,227,204
Mining [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Net revenues	3,114,385	1,532,589	926,836
Mining [Member] | Foreign Market [Member]
IfrsStatementLineItems [Line Items]
Net revenues	14,929,001	11,150,642	9,100,813
Mining [Member] | Asia [Member]
IfrsStatementLineItems [Line Items]
Net revenues	12,627,913	7,461,791	6,742,946
Mining [Member] | Europe [Member]
IfrsStatementLineItems [Line Items]
Net revenues	2,301,088	3,688,851	2,357,867
Logistics [Member] | Port [Member]
IfrsStatementLineItems [Line Items]
Net revenues	311,040	256,371	240,451
Cost of sales and services	(220,494)	(187,860)	(173,344)
Gross profit	90,546	68,511	67,107
General and administrative expenses	(33,853)	(21,949)	(34,560)
Other operating (income) expenses, net	(8,290)	(5,420)
Operating result before Financial Income and Taxes	48,403	41,142	28,687
Logistics [Member] | Railroads [Member]
IfrsStatementLineItems [Line Items]
Net revenues	1,839,307	1,489,647	1,321,355
Cost of sales and services	(1,266,112)	(1,094,130)	(1,030,210)
Gross profit	573,195	395,517	291,145
General and administrative expenses	(135,091)	(114,970)	(109,770)
Other operating (income) expenses, net	58,253	52,569
Operating result before Financial Income and Taxes	496,357	333,116	328,530
Logistics [Member] | Domestic Market [Member] | Port [Member]
IfrsStatementLineItems [Line Items]
Net revenues	311,040	256,371	240,451
Logistics [Member] | Domestic Market [Member] | Railroads [Member]
IfrsStatementLineItems [Line Items]
Net revenues	1,839,307	1,489,647	1,321,355
Energy [Member]
IfrsStatementLineItems [Line Items]
Net revenues	222,785	172,859	325,343
Cost of sales and services	(146,349)	(128,227)	(266,754)
Gross profit	76,436	44,632	58,589
General and administrative expenses	(32,083)	(30,243)	(29,034)
Other operating (income) expenses, net	41,337	(2,967)
Operating result before Financial Income and Taxes	85,690	11,422	28,069
Energy [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Net revenues	222,785	172,859	325,343
Cement [Member]
IfrsStatementLineItems [Line Items]
Net revenues	1,430,150	858,192	570,805
Cost of sales and services	(892,900)	(647,132)	(607,719)
Gross profit	537,250	211,060	(36,914)
General and administrative expenses	(190,986)	(88,232)	(91,466)
Other operating (income) expenses, net	(63,631)	(44,893)
Operating result before Financial Income and Taxes	282,633	77,935	(169,010)
Cement [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Net revenues	1,430,150	857,197	570,805
Cement [Member] | Foreign Market [Member]
IfrsStatementLineItems [Line Items]
Net revenues		995
Elimination of intersegment amounts [member]
IfrsStatementLineItems [Line Items]
Net revenues	(4,026,077)	(1,999,175)	(998,218)
Cost of sales and services	4,475,259	2,634,903	2,173,871
Gross profit	449,182	635,728	1,175,653
General and administrative expenses	(1,057,314)	(1,150,813)	(1,567,874)
Equity in results of affiliated companies	(2,959,446)	71,755	125,715
Other operating (income) expenses, net	1,907,433	(1,728,909)	(731,061)
Equity in results of affiliated companies	182,504
Operating result before Financial Income and Taxes	1,481,805	(2,172,239)	(997,567)
Elimination of intersegment amounts [member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Net revenues	(5,084,155)	(3,143,789)	(2,462,088)
Elimination of intersegment amounts [member] | Foreign Market [Member]
IfrsStatementLineItems [Line Items]
Net revenues	1,058,078	1,144,614	1,463,870
Elimination of intersegment amounts [member] | Asia [Member]
IfrsStatementLineItems [Line Items]
Net revenues	R$ 1,058,078	R$ 1,144,614	R$ 1,463,870